[LETTERHEAD OF SIDLEY & AUSTIN]


WRITER'S DIRECT NUMBER                                 WRITER'S E-MAIL ADDRESS
   (312) 853-7109                                         jcarey@sidley.com

                                  March 3, 2000


VIA ELECTRONIC SUBMISSION
-------------------------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

                  Re:      Aon Funds, a Delaware business trust (the "Trust")
                           --------------------------------------------------
                           File Nos. 811-6422 and 33-43133
                           -------------------------------

Ladies and Gentlemen:

                  We refer to Amendment No. 15 under the Investment Company Act of 1940, as amended, and Post-Effective Amendment No. 14 under the Securities Act of 1933, as amended, to the Registration Statement on Form N-1A of the Trust (the "Amendment"), which was filed and became effective on February 29, 2000. The Amendment is the most recent amendment filed by the Trust.

                  The Trust has authorized us to convey to the Commission its certification that:

                  (1) the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the Amendment, and

                  (2) the text of the Amendment has been filed electronically.

                  Accordingly, as permitted by Rule 497(j), the form of Prospectus and Statement of Additional Information that would have been filed by the Trust under Rule 497(c), are not being filed.

                  Should the Staff have any questions relating to the foregoing, please contact the undersigned at (312) 853-2238.

                                                         Very truly yours,

                                                         /s/ James L. Carey

                                                         James L. Carey

cc:    Brian Lawrence
       Kevin Diamond